Premises and Equipment	12 Months Ended
Sep. 30, 2011
Premises and Equipment
Premises and Equipment

Note 5—Premises and Equipment

	September 30,
	2011	2010
	(In thousands)
Land	$179	$179

Buildings and improvements	1,316	1,294
Accumulated depreciation	(560)	(523)

	756	771

Leasehold improvements	1,981	1,944
Accumulated amortization	(675)	(527)

	1,306	1,417

Furnishings and equipment	2,215	2,115
Accumulated depreciation	(1,708)	(1,537)

	507	578

	$2,748	$2,945